Commitment and Contingencies (Tables)	6 Months Ended
Jun. 30, 2023
Commitment and Contingencies (Tables)
Future minimum rental payments
As of June 30, 2023:	Amount
Remainder of fiscal year ending 2023	$161,800
2024	296,900
2025	269,600
2026	266,600
2027	274,600
Thereafter	201,000
Total future minimum payments	$1,470,500
Less: Imputed interest	(175,000)
Total Present Value of Operating Lease Liabilities	$1,295,500